Income taxes - Schedule of income tax expenses/(benefit) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current income tax expense (benefit):
Germany	€ 11,405	€ (1,032)	€ 628
Other countries	103	158	43
Current income tax expense (benefit)	11,508	(874)	671
Deferred income tax (benefit) expense:
Germany	(4,838)	(10,444)	(9,315)
Other countries	0	0	0
Deferred income tax (benefit) expense	(4,838)	(10,444)	(9,315)
Income tax expense (benefit)	€ 6,670	€ (11,318)	€ (8,644)